Going Concern and Management's Plans (Details Narrative) (10-K) - USD ($)					3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Sep. 20, 2019	May 25, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit	$ (10,982,010)				$ (12,589,760)				$ (12,589,760)		$ (10,982,010)	$ (7,624,134)
Net loss					$ (733,414)	$ (874,336)	$ (969,078)	$ (750,832)	(1,607,750)	$ (1,719,910)	(3,357,876)	(3,765,047)
Net cash used in operating activities									$ (897,029)	$ (1,414,903)	$ (2,750,145)	$ (3,707,914)
Debt instrument, conversion price per share	$ 14.28										$ 14.28
Warrants to purchase shares of common stock	56,350										56,350
Common stock, forfeited											7,872
Proceeds from sale of convertible notes											$ 805,000
Accrued salary	$ 122,175										$ 122,175
2019 Senior Notes [Member]
Debt instrument, conversion price per share	$ 14.28										$ 14.28
Warrants to purchase shares of common stock	70										70
Proceeds from sale of convertible notes	$ 805,000										$ 805,000
Accredited Investors [Member] | 2019 Senior Notes [Member]
Proceeds from sale of convertible notes											$ 805,000
Two LOC Agreements [Member] | Lenders [Member]
Maximum revolving line of credit			$ 1,400,000
Line of credit, interest percentage			8.00%
Debt instrument, conversion price per share			$ 14.28
Debt instrument, conversion terms			Under the LOC Agreements, all funds borrowed bear interest at an annual rate of 8%. The promissory notes issued in connection with the LOC Agreements provide that the Lenders have the right to convert all or any portion of the principal and accrued and unpaid interest into our common stock on the same terms as our 2019 Senior Convertible Notes. Therefore, the Lenders may convert the outstanding debt under the LOC Agreements into our common stock at a conversion price equal to the lower of (i) $14.28 per share, (ii) a price per share equal to a 10% discount to the pre-money valuation of an equity sale of the Company's common stock for cash, or (iii) at an adjusted price; all as more particularly described in the 2019 Senior Convertible Notes. Our CEO is also the CEO and Managing Member of both Lenders. CorLyst beneficially owns 996,376 shares of Processa common stock, representing approximately 17.8% of the Company's outstanding shares of voting capital stock.
LOC Agreements [Member] | DKBK Enterprises, LLC [Member]
Maximum revolving line of credit			$ 700,000
LOC Agreements [Member] | CorLyst, LLC [Member]
Maximum revolving line of credit			$ 700,000
Common stock beneficially owned, shares			1,073,050
Equity method investment, ownership percentage			19.60%
Pledge Agreement [Member] | PoC Capital [Member]
Maximum revolving line of credit		$ 900,000										$ 1,800,000
Common stock, forfeited		56,640
Warrants, forfeited		56,640
PoC Capital, LLC [Member]
Number of common stock issued				113,280
Warrants to purchase shares of common stock				113,280